LONG-TERM DEBT AND CREDIT FACILITIES - 6.75% Senior Notes (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 16, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2012
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 0	$ 505,600,000
Gain (loss) on purchase and redemption of Senior notes			$ 0	(20,200,000)
Senior Notes at 6.75%
Disclosure of detailed information about borrowings [line items]
Face amount					$ 650,000,000
Repayments of borrowings	$ 505,600,000	$ 505,600,000
Carrying amount	$ 485,400,000			$ 400,000,000
Gain (loss) on purchase and redemption of Senior notes		$ (20,200,000)
Senior Notes at 6.75% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%				6.75%